Material accounting policy information - Summary of The Estimated Useful Lives and Depreciation Method (Details) - Internally Developed Software [Member]	12 Months Ended
Dec. 31, 2023
Maximum [Member]
Intangible assets and goodwill
Estimated useful life (in years)	5 years
Minimum [Member]
Intangible assets and goodwill
Estimated useful life (in years)	3 years